Intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite life intangible assets
Balance at the beginning of the period	$ 331.6
Balance at the end of the period	1,753.4	$ 331.6
Customer relationships
Finite life intangible assets
Balance at the beginning of the period	9.1
Balance at the end of the period	605.8	9.1
Backlog
Finite life intangible assets
Balance at the end of the period	307.7
Technologies, including development in-process
Finite life intangible assets
Balance at the beginning of the period	215.2
Balance at the end of the period	549.9	215.2
Software
Finite life intangible assets
Balance at the beginning of the period	52.3
Balance at the end of the period	113.2	52.3
Trademarks and trade names
Finite life intangible assets
Balance at the beginning of the period	53.3
Balance at the end of the period	85.8	53.3
Other
Finite life intangible assets
Balance at the beginning of the period	1.7
Balance at the end of the period	91.0	1.7
Cost
Finite life intangible assets
Balance at the beginning of the period	512.0	451.6
Purchase of intangible assets	1,439.8	12.3
Acquired from business combination (note 9)	30.7
Development of intangible assets	56.0	49.2
Disposals	(0.2)	(1.7)
Foreign currency translation	3.1	0.6
Balance at the end of the period	2,041.4	512.0
Cost | Customer relationships
Finite life intangible assets
Balance at the beginning of the period	13.9	13.9
Purchase of intangible assets	608.2
Foreign currency translation	0.1
Balance at the end of the period	622.2	13.9
Cost | Backlog
Finite life intangible assets
Purchase of intangible assets	331.0
Balance at the end of the period	331.0
Cost | Technologies, including development in-process
Finite life intangible assets
Balance at the beginning of the period	299.2	251.2
Purchase of intangible assets	317.8
Development of intangible assets	56.0	49.2
Disposals		(1.2)
Balance at the end of the period	673.0	299.2
Cost | Software
Finite life intangible assets
Balance at the beginning of the period	122.3	110.1
Purchase of intangible assets	46.0	12.3
Acquired from business combination (note 9)	30.7
Disposals	(0.2)	(0.5)
Foreign currency translation	2.5	0.4
Balance at the end of the period	201.3	122.3
Cost | Trademarks and trade names
Finite life intangible assets
Balance at the beginning of the period	67.4	67.4
Purchase of intangible assets	36.8
Balance at the end of the period	104.2	67.4
Cost | Other
Finite life intangible assets
Balance at the beginning of the period	9.2	9.0
Purchase of intangible assets	100.0
Foreign currency translation	0.5	0.2
Balance at the end of the period	109.7	9.2
Accumulated depreciation
Finite life intangible assets
Balance at the beginning of the period	(180.4)	(138.2)
Amortization expense	106.0	43.5
Disposals	0.2	1.8
Foreign currency translation	1.8	0.5
Balance at the end of the period	(288.0)	(180.4)
Accumulated depreciation | Customer relationships
Finite life intangible assets
Balance at the beginning of the period	(4.8)	(3.7)
Amortization expense	11.5	1.1
Foreign currency translation	0.1
Balance at the end of the period	(16.4)	(4.8)
Accumulated depreciation | Backlog
Finite life intangible assets
Amortization expense	23.3
Balance at the end of the period	(23.3)
Accumulated depreciation | Technologies, including development in-process
Finite life intangible assets
Balance at the beginning of the period	(84.0)	(61.3)
Amortization expense	39.1	24.0
Disposals		1.3
Balance at the end of the period	(123.1)	(84.0)
Accumulated depreciation | Software
Finite life intangible assets
Balance at the beginning of the period	(70.0)	(55.8)
Amortization expense	17.0	14.3
Disposals	0.2	0.5
Foreign currency translation	1.3	0.4
Balance at the end of the period	(88.1)	(70.0)
Accumulated depreciation | Trademarks and trade names
Finite life intangible assets
Balance at the beginning of the period	(14.1)	(10.7)
Amortization expense	4.3	3.4
Balance at the end of the period	(18.4)	(14.1)
Accumulated depreciation | Other
Finite life intangible assets
Balance at the beginning of the period	(7.5)	(6.7)
Amortization expense	10.8	0.7
Foreign currency translation	0.4	0.1
Balance at the end of the period	$ (18.7)	$ (7.5)